UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-06153
                                                              Integrity Managed Portfolios
                                                              (Exact name of registrant as specified in charter)

Address of Registrant :      1 Main Street North
                                         Minot, ND 58703

Name and address of agent for service :      Brenda Sem
                                                                  1 Main Street North
                                                                  Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292
Date of fiscal year end: March 31, 2004
Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders.

Maine Municipal Fund

Dear Shareholders:

Welcome to Integrity Mutual Funds.  Enclosed is the annual report for the Maine Municipal Fund (“Fund”) for the year ended March 31, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger.  Massive policy stimulus has worked in an economy that is in a self-sustaining expansion with businesses shifting away from their retrenchment mindset.  This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the year ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Federal Reserve is sowing the seeds for future inflation.

The Federal Reserve would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each Federal Open Market Committee meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Federal Reserve has learned from the experience of May through July 2003, when confusing policy signals created tremendous bond volatility.

Risk management is important in this market environment.  Defense hedging, a technique used to stabilize share price in rising rates and tempering share price in falling rates is an important tool in volatile markets.  During the later part of the period, the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates fell over geopolitical concerns along with a falling dollar and stabilized as reports of U.S. job growth and inflationary fears sparked a rise in interest rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax-exempt issues.  Recent purchases during the period include:  University of Maine System, Portland Airport, and General Obligation issues in the cities of Gorham, Scarborough, Westbrook and Windham.

Portfolio quality for the year ended March 31, 2004, was represented as follows:  AAA 71.0%, AA 22.3%, A 3.6%, BBB 1.4%, and NR 1.7%.  The Fund seeks to provide shareholders with as high a level of current income that is exempt from both federal income tax and Maineincome tax as is consistent with preservation of capital.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  March 31, 2004 (Unaudited)

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE

Portfolio Quality Ratings
(based on Total Long-Term Investments)

AAA	71.0%
AA	22.3%
A	3.6%
BBB	1.4%
NR	1.7%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, the investment adviser.

These percentages are subject to change.

Average Annual Total Returns

	For periods ending March 31, 2004

				Since Inception (December 5, 1991)
Maine Municipal Fund	1 year	5 year	10 year
Without sales charge	2.56%	4.34%	5.34%	5.68%
With sales charge (4.25%)	(1.76)%	3.44%	4.88%	5.31%

	For periods ending March 31, 2004

				Since Inception (December 5, 1991)
Lehman Municipal Bond Index	1 year	5 year	10 year
	5.86%	6.00%	6.81%	6.91%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

GRAPH APPEARS HERE

Comparison of change in value of a $10,000 investment in the Maine Municipal Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund w/o sales charge	Maine Municipal Fund w/ max sales charge	Lehman Brothers Municipal Bond Index

12/05/91	$10,000	$9,575	$10,000
1992	$10,166	$9,738	$10,246
1993	$11,365	$10,886	$11,528
1994	$11,754	$11,259	$11,795
1995	$12,496	$11,969	$12,671
1996	$13,413	$12,847	$13,734
1997	$14,080	$13,487	$14,485
1998	$15,198	$14,557	$16,037
1999	$15,987	$15,313	$17,031
2000	$16,056	$15,379	$17,017
2001	$17,452	$16,716	$18,877
2002	$17,985	$17,227	$19,597
2003	$19,273	$18,460	$21,535
2004	$19,767	$18,934	$22,798

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Key Statistics

03/31/2003 NAV (share value)	$11.35
03/31/2004 NAV	$11.19
Average Maturity	12.7 years
Number of Issues	97
Total Net Assets	$33,269,525

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Integrity Managed Portfolios, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 5870156	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request by calling Integrity Funds Distributor, Inc. at 1 (800) 276-1262.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 70	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the  Trustees of the Integrity Managed Portfolios and is available without charge upon request by calling Integrity Funds Distributor, Inc. at 1 (800) 276-1262.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments  March 31, 2004

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (96.5%)
Bangor, ME	Aa-3/AA-	3.600%	04/01/2005	$250,000	$256,270
Bangor, ME	Aa-3/AA-	3.750	04/01/2006	100,000	104,522
Bangor, ME	Aa-3/NR	5.500	09/01/2004	60,000	61,178
Bar Harbor, ME	A-1/A+	6.200	06/01/2005	175,000	185,199
Bar Harbor, ME	A-1/A+	6.450	06/01/2009	75,000	89,242
Bath, ME	A/A+	7.400	12/01/2006	15,000	17,233
Bath, ME	A/A+	7.450	12/01/2007	30,000	35,754
Bath, ME	A/A+	7.500	12/01/2008	20,000	24,618
Bath, ME MBIA	Aaa/AAA	5.625	03/01/2009	25,000	26,486
Brewer, ME	A/NR	6.100	01/01/2005	50,000	51,125
Brewer, ME	A/A	6.200	01/01/2006	50,000	51,125
Brunswick, ME Tax Increment (BTI Project)	Aa-3/AA	5.500	11/01/2008	50,000	53,321
Bucksport, ME	NR/BBB+	7.150	04/01/2007	25,000	28,620
Bucksport, ME (Champ International Corp.)	Baa/BBB	6.250	05/01/2010	300,000	300,900
Cape Elizabeth, ME	Aa/AA	5.750	10/15/2009	250,000	261,767
Cape Elizabeth, ME	Aa/AA	5.900	10/15/2012	100,000	104,799
Cape Elizabeth, ME	Aa/AA	5.900	10/15/2014	25,000	26,198
#East Millinocket, ME (Great Northern Nekoosa Corp.)	Baa-3/NR	6.700	06/01/2004	530,000	535,258
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	29,998
Freeport, ME	Aa-3/AA	7.250	09/01/2004	250,000	256,727
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	25,197
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/2022	155,000	154,169
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	155,037
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	153,734
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	11,126
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	105,929
Jay, ME Pollution Control (International Paper Co.)	Baa/BBB	5.625	11/15/2006	50,000	51,184
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	82,687
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	535,860
Kennebunk, ME Sewer District	A/NR	7.100	01/01/2006	15,000	16,430
Kittery, ME	A/AA	5.200	01/01/2009	25,000	27,640
Maine Educ. Ln. Marketing Corp. Student Ln.	Aaa/NR	6.350	05/01/2005	25,000	25,205
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	27,383
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	282,612
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	282,207
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,069
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/2007	510,000	524,617
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/2013	195,000	233,926
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	27,746
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/2007	175,000	179,704
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/2013	35,000	36,221
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	609,405
Maine Health & Higher Educ. Facs. Auth. (Univ New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/2008	150,000	154,782
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	103,856
Maine Municipal Bond Bank AMBAC	Aaa/AAA	5.700	11/01/2011	90,000	98,540
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,149,460
Maine St. Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	108,648
Maine St.Turnpike. Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	84,544
Maine State (Highway)	Aa/AA+	5.000	06/15/2011	200,000	226,384
*Maine State Hsg. Auth. Mtg. Pur.	Aa-1/AA+	4.050	11/15/2010	1,000,000	1,043,460
*Maine State Turnpike Auth. Tpk. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	832,882
Maine State Turnpike Auth. Tpk. Rev. MBIA	Aaa/AAA	6.000	07/01/2014	200,000	206,598
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/2012	100,000	112,651
Maine Vets Homes ME Rev.	NR/BBB	6.800	10/01/2005	315,000	331,093
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	67,050
Portland, ME	Aa-1/AA	3.500	04/01/2005	350,000	358,855
Portland, ME	Aa-1/AA	6.500	04/01/2014	25,000	25,500
#Portland, ME	Aa-1/AA	5.300	06/01/2013	790,000	840,916
Portland, ME	Aa-1/AA+	7.250	12/01/2005	100,000	109,855
Portland, ME (City Hospital)	Aa-1/AA	12.600	01/01/2005	50,000	57,908
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	750,000	779,633
Puerto Rico Commonwealth MBIA	Aaa/AAA	5.750	07/01/2010	1,125,000	1,325,610
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	842,303
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2017	500,000	595,210
Puerto Rico Commonwealth Public Improvement	Baa-1/A-	5.250	07/01/2018	400,000	443,408
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.750	07/01/2007	500,000	562,380
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/2021	750,000	880,005
Puerto Rico Public Building Auth Rev. AMDAX	Aaa/AAA	5.500	07/01/2018	1,000,000	1,188,380
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,960,000	2,274,168
Scarborough, ME General Obligation FIC	Aaa/AAA	4.250	11/01/2014	435,000	462,414
Scarborough, ME General Obligation MBIA	Aaa/AAA	4.400	11/01/2030	250,000	247,320
Scarborough, ME General Obligation MBIA	Aaa/AAA	4.400	11/01/2031	250,000	246,748
Scarborough, ME General Obligation MBIA	Aaa/AAA	4.400	11/01/2032	480,000	473,386
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/2013	1,465,000	1,508,232
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	173,306
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	47,405
University of Maine System Rev. MBIA	NR/AAA	4.250	03/01/2025	950,000	925,044
University of Maine System Rev. MBIA	NR/AAA	4.250	03/01/2034	250,000	237,018
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/2007	50,000	53,863
University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/2015	1,000,000	1,060,150
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/2007	55,000	57,510
Virgin Islands Public Finance Auth. Rev.	Aaa/AAA	7.300	10/01/2018	1,080,000	1,433,808
Virgin Islands Public Finance Auth. Rev. RADIAN – IBCC	NR/AA	5.500	10/01/2022	1,220,000	1,330,971
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	1,000,000	1,087,770
Westbrook, ME	A/A	6.750	11/15/2004	25,000	25,929
Westbrook, ME G.O. FGIC	Aaa/AAA	3.750	10/15/2005	45,000	46,716
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	182,088
Windham, ME	A-1/A	.050	06/15/2008	75,000	66,995
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	433,924
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/2007	130,000	143,177
Winthrop, ME	A-3/NR	5.100	08/01/2004	25,000	25,359
Winthrop, ME	A-3/NR	5.200	08/01/2005	25,000	26,301
Winthrop, ME	A-3/NR	5.300	08/01/2006	25,000	27,109
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	27,783
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	539,865
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	285,913
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	80,126
TOTAL MAINE MUNICIPAL BONDS (COST: $30,405,778)					$32,113,737

SHORT-TERM SECURITIES (2.6%)
Wells Fargo National Tax-Free Money Market (COST: $861,938)					$861,938

TOTAL INVESTMENTS IN SECURITIES (COST: $31,267,716)					$32,975,675
OTHER ASSETS LESS LIABILITIES					293,850

NET ASSETS					$33,269,525

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  March 31, 2004

Statement of Assets and Liabilities  March 31, 2004

ASSETS
Investment in securities, at value (cost: $31,267,716)	$32,975,675
Accrued interest receivable	497,651
Accrued dividends receivable	573
Variation margin on futures	374,062
Prepaid expenses	144
Receivable for fund shares sold	50,000
Receivable due from broker	633

Total Assets	$33,898,738

LIABILITIES
Dividends payable	$102,613
Accrued expenses	38,219
Disbursements in excess of demand deposit cash	488,381

Total Liabilities	$629,213

NET ASSETS	$33,269,525

Net assets are represented by:
Paid-in capital	$31,589,542
Accumulated undistributed net realized gain (loss) on investments and futures	(29,475)
Accumulated undistributed net investment income	1,499
Unrealized appreciation on investments	1,707,959
Total amount representing net assets applicable to 2,972,081 outstanding shares of no par common stock (unlimited shares authorized)	$33,269,525

Net asset value per share	$11.19

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the year ended March 31, 2004

INVESTMENT INCOME
Interest	$1,546,326
Dividends	7,653
Total Investment Income	$1,553,979

EXPENSES
Investment advisory fees	$150,939
Service fees	88,512
Administrative service fees	35,404
Transfer agent fees	43,585
Transfer agent out-of-pockets	11,022
Accounting service fees	48,237
Reports to shareholders	11,558
Custodian fees	7,739
Professional fees	1,073
Trustees fees	1,710
Registration and filing fees	3,464
Insurance expense	1,558
Legal fees	4,767
Audit fees	14,227
Total Expenses	$423,795
Less expenses waived or absorbed by the Fund’s manager	(87,394)
Total Net Expenses	$336,401

NET INVESTMENT INCOME	$1,217,578

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$440,183
Futures transactions	(335,299)
Net change in unrealized appreciation (depreciation) of:
Investments	(398,074)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(293,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$924,388

The accompanying notes are an integral part of these financial statements.

Financial Statements March 31, 2004

Statement of Changes in Net Assets

For the year ended March 31, 2004 and the year ended March 31, 2003

	For the Year Ended March 31, 2004	For the Year Ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,217,578	$1,353,040
Net realized gain (loss) on investment and futures transactions	104,884	76,224
Net change in unrealized appreciation (depreciation) on investments and futures	(398,074)	1,239,094
Net Increase (Decrease) in Net Assets Resulting From Operations	$924,388	$2,668,358

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.39 and $.39 per share, respectively)	$(1,214,076)	$(1,355,029)
Distributions from net realized gain on investment and futures transactions ($.06 and $.00 per share, respectively)	(175,866)	(8,500)
Total Dividends and Distributions	$(1,389,942)	$(1,363,529)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,736,665	$3,734,024
Proceeds from reinvested dividends	732,655	803,231
Cost of shares redeemed	(7,581,455)	(6,027,750)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,112,135)	$(1,490,495)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,577,689)	$(185,666)

NET ASSETS, BEGINNING OF PERIOD	37,847,214	38,032,880

NET ASSETS, END OF PERIOD	$33,269,525	$37,847,214

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  March 31, 2004

Note 1. ORGANIZATION

Business operations - The Maine Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Maine Municipal Fund became a series of Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund.  The Maine TaxSaver Bond Fund commenced operations on December 5, 1991.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Ordinary income distributions during the year ended March 31, 2004, were characterized as tax-exempt for tax purposes.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At March 31, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of March 31, 2004	Realized Appreciation (Depreciation)
U.S. Treasury Bonds	06/2004	105	$374,062	($151,371)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of March 31, 2004, there were unlimited shares of no par authorized; 2,972,081 and 3,335,874 shares were outstanding at March 31, 2004 and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003

Shares sold	240,419	331,822
Shares issued on reinvestment of dividends	64,725	71,288
Shares redeemed	(668,937)	(535,687)
Net increase (decrease)	(363,793)	(132,577)

Note 4. ACQUISITION OF FUND

The Forum Funds held a special meeting of shareholders of the Maine TaxSaver Bond Fund and the New Hampshire TaxSaver Bond Fund  (the “Funds”), at [the offices of Forum Financial Group, LLC, Two Portland Square, Portland, ME 04101], on December 15, 2003, at 10:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Forum Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Forum Funds Board of Trustees fixed the close of business on October 27, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Maine Municipal Fund and New Hampshire Municipal Fund were approved by the shareholders on December 15, 2003.  The reorganization was accomplished by a tax-free exchange of 3,005,440 shares of Maine Tax Saver Fund for 3,005,440 shares of Maine Municipal Fund on December 19, 2003.  Maine TaxSaver Bond Fund net assets of $34,037,885 on December 19, 2003, including $2,020,864 of unrealized appreciation, were reorganized into the Maine Municipal Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $128,204 of investment advisory fees after partial waiver for the year ended March 31, 2004.  The Fund has a payable to Integrity Money Management, Inc. of $7,990 at March 31, 2004, for Investment Advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Integrity Funds Distributor, Inc., its principal underwriter, for certain expenses incurred by Integrity Funds Distributor, Inc. in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor, Inc. is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $23,853 of service fee expenses after partial waiver for the year ended March 31, 2004.  The Fund has a payable to Integrity Funds Distributor, Inc. of $7,710 at March 31, 2004, for service fees.

Integrity Fund Services, Inc. provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for  out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $43,585 of transfer agency fees and expenses for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $4,126 at March 31, 2004, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $48,237 of accounting service fees for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,742 at March 31, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $35,404 of administrative service fees for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $3,084 at March 31, 2004, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $11,622,669 and $15,595,205, respectively, for the year ended March 31, 2004.

Note 7. INVESTMENT IN SECURITIES

At March 31, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $31,267,716.  The net unrealized appreciation of investments based on the cost was $1,707,959, which is comprised of $1,810,538 aggregate gross unrealized appreciation and $102,579 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$11.35	$10.97	$11.06	$10.62	$11.07

Income from Investment Operations:
Net investment income	$.39	$.39	$.42	$.46	$.48
Net realized and unrealized gain (loss) on investment and futures transactions	(.10)	.38	(.09)	.44	(.44)
Total Income (Loss) From Investment Operations	$.29	$.77	$.33	$.90	$.04

Less Distributions:
Dividends from net investment income	$(.39)	$(.39)	$(.42)	$(.46)	$(.48)
Distributions from net capital gains	(.06)	.00	.00	.00	(.01)
Total Distributions	$(.45)	$(.39)	$(.42)	$(.46)	$(.49)

NET ASSET VALUE, END OF PERIOD	$11.19	$11.35	$10.97	$11.06	$10.62

Total Return	2.56%(A)	7.16%(A)	3.06%(A)	8.69%(A)	0.43%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33,270	$37,847	$38,033	$33,422	$31,938
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)	0.95%(B)	0.95%(B)	0.84%(B)	0.60%(B)
Ratio of net investment income to average net assets	3.44%	3.49%	3.82%	4.28%	4.50%
Portfolio turnover rate	34.40%	26.00%	13.00%	19.00%	23.00%

(A) Excludes maximum sales charge of 4.25%.

(B) For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658.  For the period from 12/20/2003 through 3/31/2004, Integrity Money Management, Inc. assumed/waived expenses of $22,736.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969 (2003), $133,718 (2002), $169,656 (2001), and $230,659 (2000).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22%, 1.32%, 1.37%, and 1.31%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

TAX INFORMATION

For The Year Ended March 31, 2004 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
April 29, 2003	April 30, 2003	$0.031997	$-	$-
May 29, 2003	May 30, 2003	0.033363	-	-
June 27, 2003	June 30, 2003	0.032755	-	-
July 30, 2003	July 31, 2003	0.033170	-	-
August 28, 2003	August 29, 2003	0.033949	-	-
September 29, 2003	September 30, 2003	0.032618	-	-
October 30, 2003	October 31, 2003	0.033273	-	-
November 27, 2003	November 28, 2003	0.032065	-	-
December 11, 2003	December 12, 2003	-	0.001700	0.056250
December 30, 2003	December 31, 2003	0.032034	-	-
January 29, 2004	January 30, 2004	0.030380	-	-
February 26, 2004	February 27, 2004	0.029455	-	-
March 30, 2004	March 31, 2004	0.034583	-	-

Shareholders should consult their tax advisors.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of Maine Municipal Fund

We have audited the accompanying statement of assets and liabilities of Maine Municipal Fund (one of the portfolios constituting Integrity Managed Portfolios), including the schedule of investments as of March 31, 2004, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the four years in the period ended March 31, 2003, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maine Municipal Fund of the Integrity Managed Portfolios as of March 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
May 6, 2004

New Hampshire Municipal Fund

Dear Shareholders:

Welcome to Integrity Mutual Funds.  Enclosed is the annual report for the New Hampshire Municipal Fund (“Fund”) for the year ended March 31, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger.  Massive policy stimulus has worked in an economy that is in a self-sustaining expansion with businesses shifting away from their retrenchment mindset.  This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the year ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Federal Reserve is sowing the seeds for future inflation.

The Federal Reserve would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets.  It is slowly altering the policy statement after each Federal Open Market Committee meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Federal Reserve has learned from the experience of May through July 2003, when confusing policy signals created tremendous bond volatility.

Risk management is important in this market environment.  Defense hedging, a technique used to stabilize share price in rising rates and tempering share price in falling rates is an important tool in volatile markets.  During the later part of the period, the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates fell over geopolitical concerns along with a falling dollar and stabilized as reports of U.S. job growth and inflationary fears sparked a rise in interest rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax-exempt issues.  Recent purchases during the period include:  Dartmouth College, Manchester Schools and New Hampshire State General Obligation issues.

Portfolio quality for the year ended March 31, 2004 was represented as follows:  AAA 53.1%, AA 23.8%, A 17.2%, and BBB 5.9%.  The Fund seeks to provide shareholders with as high a level of current income that is exempt from both federal income tax and New Hampshire income tax as is consistent with preservation of capital.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  March 31, 2004 (Unaudited)

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
Decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
Actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Quality Ratings (Pie Chart)

(based on Total Long-Term Investments)

AAA	53.1%
AA	23.8%
A	17.2%
BBB	5.9%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc., the investment adviser.

These percentages are subject to change.

Average Annual Total Returns

	For periods ending March 31, 2004
				Since Inception (December 31, 1992)
New Hampshire Municipal Fund	1 Year	5 Year	10 Year
Without sales charge	2.06%	4.01%	5.26%	5.22%
With sales charge (4.25%)	(2.25)%	3.11%	4.81%	4.82%

	For periods ending March 31, 2004
				Since Inception (December 31, 1992)
Lehman Brothers Municipal Bond Index	1 Year	5 Year	10 Year
	5.86%	6.00%	6.81%	6.59%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

GRAPH APPEARS HERE

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the New Hampshire Municipal Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund w/o Sales Charge	New Hampshire Municipal Fund w/ max Sales Charge	Lehman Brothers Municipal Bond Index
12/31/92	$10,000	$9,575	$10,000
03/31/93	$10,134	$9,707	$10,371
03/31/94	$10,616	$10,169	$10,611
03/31/95	$11,287	$10,812	$11,400
03/31/96	$12,118	$11,607	$12,355
03/31/97	$12,671	$12,137	$13,031
03/31/98	$13,791	$13,210	$14,428
03/31/99	$14,565	$13,951	$15,322
03/31/00	$14,570	$13,956	$15,310
03/31/01	$15,795	$15,129	$16,983
03/31/02	$16,286	$15,600	$17,631
03/31/03	$17,369	$16,637	$19,374
03/31/04	$17,728	$16,980	$20,510

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios (formerly known as Ranson Capital Corporation) consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (since December 1994), Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Bdwy, Suite 15 Minot, ND 58701 56	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (since January 1999), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request by calling Integrity Funds Distributor, Inc. at 1 (800) 276-1262.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and executive officer, and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held With Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 70	Vice President and Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. (formerly known as Ranson Capital Corporation) (since January 1996); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman, President and Treasurer, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); Director, President (until August 2003), CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	None

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Trustees and/or executive officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request by calling Integrity Funds Distributor, Inc. at 1 (800) 276-1262.

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

Schedule of Investments  March 31, 2004

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
NEW HAMPSHIRE MUNICIPAL BONDS (94.2%)
#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$249,638
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	64,608
Concord, NH G.O. FGIC	Aaa/AAA	6.050	10/15/2008	50,000	53,297
Concord, NH School District FSA	Aaa/AAA	4.700	10/15/2007	100,000	105,659
Concord, NH School District FSA	Aaa/AAA	5.000	10/15/2010	100,000	106,303
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	122,018
Exeter, NH G.O.	A-1/NR	6.250	01/15/2007	140,000	141,142
Exeter, NH	A-1/NR	5.100	06/15/2005	50,000	52,307
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	28,059
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	51,000
Gorham, NH G.O. FSA	Aaa/NR	4.800	04/01/2013	60,000	63,875
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	68,745
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	11,126
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2006	25,000	28,645
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	24,401
Keene, NH G.O.	Aa-3/NR	5.150	10/15/2011	45,000	50,250
Londonderry, NH	Aa-3/NR	5.400	01/15/2014	50,000	54,429
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/2009	30,000	32,220
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/2019	200,000	227,088
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	244,661
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	284,453
Mascenic, NH Regional School District #1 Lot C AMBAC	Aaa/AAA	7.200	12/15/2007	15,000	17,748
Nashua, NH FGIC	Aaa/AAA	5.250	11/01/2009	35,000	38,390
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	200,000	215,556
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	65,272
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	127,652
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,333
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/2006	50,000	54,566
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/2027	100,000	110,108
*New Hampshire Hgr. Educ. & Hlth. Facs. (Kendal At Hanover)	NR/A+	5.800	10/01/2012	445,000	450,638
New Hampshire Hgr. Educ. & Hlth. Fac. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/2028	160,000	166,664
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/2007	175,000	179,632
New Hampshire Hgr. Educ. & Hlth. Facs. (Hitchcock)	Aaa/AAA	6.000	07/01/2015	5,000	5,197
New Hampshire Muni Bond Bank	Aa/AA	5.150	11/01/2008	50,000	53,084
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/2007	5,000	5,107
New Hampshire Muni Bond Bank	Aa/AA	5.800	08/15/2008	85,000	88,224
New Hampshire State	Aa/AA	6.000	09/01/2005	10,000	10,394
New Hampshire State G.O.	Aa/AA	4.000	10/01/2005	200,000	208,296
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	285,240
New Hampshire State Hsg. Fin. Auth.	A/NR	4.850	01/01/2005	125,000	128,254
New Hampshire State Hsg. Finance Auth.	A/NR	4.950	01/01/2006	90,000	93,050
#New Hampshire State Hsg. Fin. Auth.	Aa/A+	5.600	01/01/2006	305,000	309,862
New Hampshire State Hsg. Finance Auth.	Aa-3/A+	5.250	01/01/2007	30,000	30,649
New Hampshire State Hsg. Finance Auth.	Aa/NR	5.900	01/01/2007	30,000	30,297
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	01/01/2008	15,000	15,163
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	30,000	30,382
New Hampshire State Hsg. Finance Auth.	Aa/NR	2.350	07/01/2007	100,000	100,371
New Hampshire State Hsg. Finance Auth.	Aa/NR	2.750	07/01/2008	100,000	100,776
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/2011	1,175,000	1,346,609
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/2007	50,000	51,488
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	102,979
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/2021	250,000	293,335
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	400,000	442,924
Virgin Islands Public Finance Auth.	NR/BBB	6.375	10/01/2019	400,000	454,456
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS (COST: $7,372,784)					$7,697,620

SHORT-TERM SECURITIES (3.4%)
Goldman Sachs Financial Square Tax-Free Money Market					$20,812
Wells Fargo National Tax-Free Money Market					255,500
TOTAL SHORT-TERM SECURITIES (COST: $276,312)					$276,312

TOTAL INVESTMENTS IN SECURITIES (COST: $7,649,096)					7,973,932
OTHER ASSETS LESS LIABILITIES					201,251

NET ASSETS					$8,175,183

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  March 31, 2004

Statement of Assets and Liabilities March 31, 2004

ASSETS
Investment in securities, at value (cost: $7,649,096)	$$7,973,932
Cash	23,816
Variation margin on futures	89,063
Accrued interest receivable	140,146
Accrued dividends receivable	153
Receivable from manager	3,200
Prepaid expenses	988

Total Assets	$8,231,298

LIABILITIES
Dividends payable	$23,629
Accrued expenses	18,559
Payable for fund shares redeemed	13,927

Total Liabilities	$56,115

NET ASSETS	$8,175,183

Net assets are represented by:
Paid-in capital	$7,965,364
Accumulated undistributed net realized gain (loss) on investments and futures	(115,597)
Accumulated undistributed net investment income	580
Unrealized appreciation on investments	324,836
Total amount representing net assets applicable to 762,027 outstanding shares of no par common stock (unlimited shares authorized)	$8,175,183

Net asset value per share	$10.73

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the year ended March 31, 2004

INVESTMENT INCOME
Interest	$402,373
Dividends	2,304
Total Investment Income	$404,677

EXPENSES
Investment advisory fees	$39,232
Service fees	23,092
Transfer agent fees	27,074
Administrative service fees	11,963
Accounting service fees	37,153
Custodian fees	4,925
Transfer agent out-of-pockets	6,905
Professional fees	1,078
Trustees fees	765
Insurance expense	401
Reports to shareholders	4,762
Registration and filing fees	2,740
Legal fees	1,919
Audit fees	9,785
Total Expenses	$171,794
Less expenses waived or absorbed by the Fund’s manager	(84,069)
Total Net Expenses	$87,725

NET INVESTMENT INCOME	$316,952

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(34,800)
Futures transactions	(78,438)
Net change in unrealized appreciation (depreciation) of:
Investments	(38,036)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(151,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,678

The accompanying notes are an integral part of these financial statements.

Financial Statements March 31, 2004

Statement of Changes in Net Assets

For the year ended March 31, 2004 and the year ended March 31, 2003

	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$316,952	$367,326
Net realized gain (loss) on investment and futures transactions	(113,238)	45,044
Net change in unrealized appreciation (depreciation) on investments and futures	(38,036)	242,638
Net Increase (Decrease) in Net Assets Resulting From Operations	$165,678	$655,008

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.37 and $.40 per share, respectively)	$(316,847)	$(367,875)
Distributions from net realized gain on investment and futures transactions ($.00 and $.07 per share)	0	(53,258)
Total Dividends and Distributions	$(316,847)	$(421,133)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,562,031	$2,105,605
Proceeds from reinvested dividends	172,055	253,685
Cost of shares redeemed	(3,605,347)	(4,238,517)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,871,261)	$(1,879,227)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,022,430)	$(1,645,352)

NET ASSETS, BEGINNING OF PERIOD	10,197,613	11,842,965

NET ASSETS, END OF PERIOD	$8,175,183	$10,197,613

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  March 31, 2004

Note 1. ORGANIZATION

Business operations – The New Hampshire Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the New Hampshire Municipal Fund became a series of the Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund.  The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management, Inc.   The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended March 31, 2004, were characterized tax-exempt for tax purposes.

Distributions to shareholders – Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At March 31, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of March 31, 2004	Realized Appreciation (Depreciation)
U.S. Treasury Bonds	06/2004	25	$89,063	($35,161)

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of March 31, 2004, there were unlimited shares of no par authorized; 762,026 and 937,517 shares were outstanding at March 31, 2004 and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For TheYear Ended March 31, 2004	For The Year Ended March 31, 2003

Shares sold	143,280	193,810
Shares issued on reinvestment of dividends	15,878	23,353
Shares redeemed	(334,649)	(391,203)
Net increase (decrease)	(175,491)	(174,040)

Note 4. ACQUISITION OF FUND

The Forum Funds held a special meeting of shareholders of the MaineTaxSaver Bond Fund and the New Hampshire TaxSaver Bond Fund  (the “Funds”), at [the offices of Forum Financial Group, LLC, Two Portland Square, Portland, Maine 04101] on December 15, 2003, at 10:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Forum Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Forum Funds Board of Trustees fixed the close of business on October 27, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Maine Municipal Fund and New Hampshire Municipal Fund were approved by the shareholders on December 15, 2003.  The reorganization was accomplished by a tax-free exchange of 764,471 shares of New Hampshire TaxSaver Fund for 764,471 shares of New Hampshire Municipal Fund on December 19, 2003.  New Hampshire TaxSaver Bond Fund net assets of $8,275,885 on December 19, 2003, including $326,830 of unrealized appreciation, were reorganized into the New Hampshire Municipal Fund.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  All investment advisory fees were waived for the year ended March 31, 2004.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund pays an annual service fee to Integrity Funds Distributor, Inc., its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor, Inc. is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $5,810 of service fee expenses after partial waiver for the year ended March 31, 2004.   The Fund has a payable to Integrity Funds Distributor, Inc. of $1,888 at March 31, 2004, for service fees.

Integrity Fund Services, Inc. provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $27,074 of transfer agent fees and expenses for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,859 at March 31, 2004 for transfer agent fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $37,153 of accounting service fees for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $2,578 at March 31, 2004, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $11,963 of administrative service fees for the year ended March 31, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $1,650 at March 31, 2004, for administrative service fees.

Note 6. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $3,601,955 and $5,115,603, respectively, for the year ended March 31, 2004.

Note 7. INVESTMENT IN SECURITIES

At March 31, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,649,096.  The net unrealized appreciation of investments based on the cost was $324,836, which is comprised of $327,865 aggregate gross unrealized appreciation and $3,029 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$10.88	$10.65	$10.74	$10.33	$10.80

Income from Investment Operations:
Net investment income	$.37	$.40	$.42	$.44	$.47
Net realized and unrealized gain (loss) on investment and futures transactions	(.15)	.30	(.09)	.41	(.47)
Total Income (Loss) From Investment Operations	$.22	$.70	$.33	$.85	$.00

Less Distributions:
Dividends from net investment income	$(.37)	$(.40)	$(.42)	$(.44)	$(.47)
Distributions from net capital gains	.00	(.07)	.00	.00	.00
Total Distributions	$(.37)	$(.47)	$(.42)	$(.44)	$(.47)

NET ASSET VALUE, END OF PERIOD	$10.73	$10.88	$10.65	$10.74	$10.33

Total Return	2.06%(A)	6.65%(A)	3.11%(A)	8.41%(A)	0.03%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$8,175	$10,198	$11,843	$12,626	$11,644
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)	0.95%(B)	0.95%(B)	0.84%(B)	0.60%(B)
Ratio of net investment income to average net assets	3.44%	3.71%	3.88%	4.18%	4.46%
Portfolio turnover rate	41.53%	20.00%	21.00%	24.00%	19.00%

(A) Excludes maximum sales charge of 4.25%.

(B) For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210.  For the period from 12/20/03 through 3/31/04, Integrity Money Management, Inc. assumed/waived expenses of $21,859.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577 (2003), $112,886 (2002), $116,491 (2001), and $143,659 (2000).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03%, 1.86%, 1.82%, and 1.59%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended March 31, 2004 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
April 29, 2003	April 30, 2003	$.030365	-	-
May 29, 2003	May 30, 2003	.031912	-	-
June 27, 2003	June 30, 2003	.031123	-	-
July 30, 2003	July 31, 2003	.031593	-	-
August 28, 2003	August 29, 2003	.033132	-	-
September 29, 2003	September 30, 2003	.031224	-	-
October 30, 2003	October 31, 2003	.032666	-	-
November 27, 2003	November 28, 2003	.031277	-	-
December 30, 2003	December 31, 2003	.030723	-	-
January 29, 2004	January 30, 2004	.032134	-	-
February 26, 2004	February 27, 2004	.024912	-	-
March 30, 2004	March 31, 2004	.030908	-	-

Shareholders should consult their tax advisors.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of New Hampshire Municipal Fund

We have audited the accompanying statement of assets and liabilities of New Hampshire Municipal Fund (one of the portfolios constituting Integrity Managed Portfolios), including the schedule of investments as of March 31, 2004, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the four years in the period ended March 31, 2003, were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Hampshire Municipal Fund of the Integrity Managed Portfolios as of March 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
May 6, 2004

Item 2. Code of Ethics.

      The Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Lynn Aas is an audit committee financial expert, as defined in Item 2 of Form N-CSR.  Lynn Aas is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)    Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees

2003                 Not Applicable (due to Reorganization of the Funds in 2003)

2004                 $11,520

(b)    Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees

2003                 Not Applicable (due to Reorganization of the Funds in 2003)

2004                 $1,000

(c)    Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees

2003                 Not Applicable (due to Reorganization of the Funds in 2003)

2004                 $1,600

(d)    Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than services reported in paragraphs (a) through (c) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before the accountant is engaged by the Trust to render audit or non-audit services, the engagement is approved by the  audit committee of the Trust.    The audit committee must pre-approval all audit and non-audit services provided by the accountant relating to the operations or financial accounting of the Trust.  Prior to commencement of any audit or non-audit services, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

All of the services described in paragraphs (b) through (d) of item 4 were approved by the audit committee.  Thus, there were no amounts that were approved by the audit committee for audit related, non-audit related, tax or other services pursuant to the de minimis exception for the fiscal years ended March 31, 2003 and March 31, 2004 on behalf of the Trust or service providers to the Trust.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

All services performed on the engagement to audit the Trust’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

None

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders.

There is no Nominating Committee of the Board. All directors participate in the nominating process. It has been determined that a nominating committee is not necessary, because the full Board has taken on the responsibility of acting as the Nominating Committee. There is currently no written Nominating Committee charter. The Board does not have a formal, consistent policy for the nominating process. The Board will consider all nominees equally, including candidates recommended by shareholders.

Item 10. Controls and Procedures.

(a)                 Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Trust's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)                 Internal Controls. There were no significant changes in Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

(a)(1)    Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

(a)(2)            Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

(b)            Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: Robert E. Wastad
ROBERT E. WALSTAD
PRESIDENT

Date: May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: Robert E. Wastad
ROBERT E. WALSTAD
PRESIDENT

Date: May 24, 2004

BY: Brent Wheeler
BRENT WHEELER
TREASURER

Date: May 24, 2004